Equity (Details Narrative) - USD ($)	Mar. 31, 2026	Feb. 28, 2025	Feb. 27, 2025	May 31, 2026	Apr. 30, 2026	Sep. 30, 2025	Mar. 31, 2025	Feb. 26, 2025	May 31, 2024
Class of Stock [Line Items]
Share capital								$ 50,000	$ 50,000
Ordinary shares divided								50,000	50,000
Ordinary shares par value			$ 0.0001					$ 1	$ 1
Ordinary shares issued			50,000						50,000
Share capital subscription	$ 472,424
Common Stock [Member] | Investors [Member]
Class of Stock [Line Items]
Equity interest percentage		3.80%
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Investor subscribed shares		1,900
Sale of stock, price per share		$ 300
Consideration amount		$ 570,000
Subsequent Event [Member]
Class of Stock [Line Items]
Share capital				$ 50,000
Common Class A [Member]
Class of Stock [Line Items]
Share capital			$ 50,000
Ordinary shares divided	28,125,000		450,000,000			28,125,000
Ordinary shares par value	$ 0.0016		$ 0.0001			$ 0.0016
Ordinary shares issued	917,213		32,970			917,213
Voting rights			1
Issuance of shares	14,675,400						10,550,400
Adjustment of shares							659,400
Adjustment of shares	917,213
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares divided				28,125,000
Ordinary shares par value				$ 0.0016	$ 0.0001
Issuance of shares					9,400,000
Private investment					$ 3,800,000
Share price					$ 0.35
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares divided	3,125,000		50,000,000			3,125,000
Ordinary shares par value	$ 0.0016		$ 0.0001			$ 0.0016
Ordinary shares issued	340,600		17,030			340,600
Voting rights			20
Issuance of shares	5,449,600						5,449,600
Adjustment of shares							340,600
Adjustment of shares	340,600
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares divided				3,125,000
Ordinary shares par value				$ 0.0016	$ 0.0001
Issuance of shares					1,428,571
Share price					$ 0.35